Weighted Average Number of Shares Diluted (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Weighted average number of shares (basic) (in shares)	143.1	141.8	155.8
Dilutive effect of share options on number of ordinary shares	2.1	2.1	2.1
Weighted average number of shares (diluted) (in shares)	145.2	143.9	157.9
Stock-based awards excluded from diluted weighted average per share calculation	0.2	0.3	0.1